EQUITY - Consolidated statements of comprehensive income (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow for hedge
Gross Balance		$ 104,232,055	$ (12,203,755)
Tax	$ 42,276,806	(28,944,992)	2,334,037
Net Balance		75,287,063
Exchange rate translation differences
Gross Balance		98,973,862	(264,119,093)
Tax	23,777,899	(22,103,267)	84,571,922
Net Balance		76,870,595
Benefit relate to defined benefit plans
Gross Balance	(3,960,084)	(357,840)	(3,146,362)
Tax	1,069,223	96,617	849,518
Net Balance		(261,223)
Total Comprehensive income
Gross Balance		202,848,077
Tax		(50,951,642)
Other comprehensive (loss)income, total	$ (170,052,729)	$ 151,896,435	$ (191,713,733)